Cover Page	Jan. 10, 2024
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	TOUGHBUILT INDUSTRIES, INC.
Entity Central Index Key	0001668370
Entity File Number	001-38739
Entity Tax Identification Number	46-0820877
Entity Incorporation, State or Country Code	NV
Amendment Flag	false
Document Period End Date	Jan. 10, 2024
Entity Address, Address Line One	8669 Research Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
City Area Code	949
Local Phone Number	528-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	92618
Title of 12(b) Security	Common stock
Trading Symbol	TBLT
Security Exchange Name	NASDAQ